Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Information regarding operating segments
Commissions and fees	$ 885				$ 837							$ 1,931		$ 1,842		$ 3,458		$ 3,414		$ 3,293
Investment income	3				5							7		10		18		31		38
Other income	2				0							3		3		4		2		1
Total Revenues	890		871	754	842		1,013	819	760	861	1,007	1,941		1,855		3,480		3,447		3,332
Depreciation and amortization	35				34							75		68		138		142		145
Operating income	171				179							458		496		(209)		566		753
Interest in earnings of associates, net of tax	(3)				(1)							12		14		5		12		23
Global
Information regarding operating segments
Commissions and fees	305				282							688		652
Investment income	1				1							2		3
Other income	0				0							0		0
Total Revenues	306				283							690		655
Depreciation and amortization	7				6							14		13
Operating income	106				94							277		273
Interest in earnings of associates, net of tax	0				0							0		0
North America
Information regarding operating segments
Commissions and fees	333				314							696		660
Investment income	0				1							1		1
Other income	2				0							3		3
Total Revenues	335				315							700		664
Depreciation and amortization	9				8							18		16
Operating income	57				48							146		130
Interest in earnings of associates, net of tax	0				0							0		0
International
Information regarding operating segments
Commissions and fees	247				241							547		530
Investment income	2				3							4		6
Other income	0				0							0		0
Total Revenues	249				244							551		536
Depreciation and amortization	5				5							10		9
Operating income	27				40							113		121
Interest in earnings of associates, net of tax	(3)				(1)							12		14
Total Retail [Member]
Information regarding operating segments
Commissions and fees	580				555							1,243		1,190		2,334		2,341		2,306
Investment income	2				4							5		7		13		22		29
Other income	2				0							3		3		4		2		1
Total Revenues	584				559							1,251		1,200		2,351		2,365		2,336
Depreciation and amortization	14				13							28		25		52		46		45
Operating income	84				88							259		251		423		492		546
Interest in earnings of associates, net of tax	(3)				(1)							12		14		5		12		23
Total Operating Segments [Member]
Information regarding operating segments
Commissions and fees	885				837							1,931		1,842		3,458		3,414		3,293
Investment income	3				5							7		10		18		31		38
Other income	2				0							3		3		4		2		1
Total Revenues	890				842							1,941		1,855		3,480		3,447		3,332
Depreciation and amortization	21				19							42		38		79		69		63
Operating income	190				182							536		524		795		844		866
Interest in earnings of associates, net of tax	(3)				(1)							12		14		5		12		23
Corporate [Member]
Information regarding operating segments
Commissions and fees	0	[1]			0	[1]						0	[1]	0	[1]
Investment income	0	[1]			0	[1]						0	[1]	0	[1]
Other income	0	[1]			0	[1]						0	[1]	0	[1]
Total Revenues	0	[1]			0	[1]						0	[1]	0	[1]
Depreciation and amortization	14	[1]			15	[1]						33	[1]	30	[1]	59	[2]	73	[2]	82	[2]
Operating income	(19)	[1]			(3)	[1]						(78)	[1]	(28)	[1]	(1,004)	[2]	(278)	[2]	(113)	[2]
Interest in earnings of associates, net of tax	0	[1]			0	[1]						0	[1]	0	[1]
Global
Information regarding operating segments
Commissions and fees																1,124		1,073		987
Investment income																5		9		9
Total Revenues																1,129		1,082		996
Depreciation and amortization																27		23		18
Operating income																372		352		320
North America
Information regarding operating segments
Commissions and fees																1,306		1,314		1,369
Investment income																3		7		15
Other income																4		2		1
Total Revenues																1,313		1,323		1,385
Depreciation and amortization																31		28		23
Operating income																240		271		320
International
Information regarding operating segments
Commissions and fees																1,028		1,027		937
Investment income																10		15		14
Total Revenues																1,038		1,042		951
Depreciation and amortization																21		18		22
Operating income																183		221		226
Interest in earnings of associates, net of tax																$ 5		$ 12		$ 23

[1]	See the following table for an analysis of the ‘Corporate and Other’ line.
[2]	See the following table for an analysis of the ‘Corporate and other’ line.